SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of option outstanding
Nonvested at January 1, 2013	4,681,848
Granted	1,280,000
Vested	(2,084,116)
Forfeited	(25,960)
Nonvested at December 31, 2013	3,851,772	4,681,848
Expected to vest as of December 31, 2013	3,178,848
Weighted-Average Fair Value in Grant Date
Nonvested at January 1, 2013	7.56
Granted	23.32
Vested	9.35
Forfeited	30.98
Nonvested at December 31, 2013	11.67	7.56
Expected to vest as of December 31, 2013	11.65
Fair value of shares vested	18,548,052	8,928,354	17,489,306